Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated deficit)
BALANCE, value at Dec. 31, 2009	$ 499,257	$ 40	$ 483,853	$ 15,364
BALANCE, shares at Dec. 31, 2009		4,073,650
Net loss for the year	(5,131)			(5,131)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	6,511	2	6,509
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 12)		153,707
Dividends declared and paid ($3.0 per share in 2010, $3.0 per share in 2011 and $0.675 per share in 2012)	(12,385)			(12,385)
Repurchase and cancellation of common shares, value (Note 8)	0
BALANCE, value at Dec. 31, 2010	488,252	42	490,362	(2,152)
BALANCE, shares at Dec. 31, 2010		4,227,357
Net loss for the year	(69,559)			(69,559)
Issuance of common stock, value	28,549	11	28,538
Issuance of common stock, shares		1,113,334
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	1,362	1	1,361
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 12)		16,533
Dividends declared and paid ($3.0 per share in 2010, $3.0 per share in 2011 and $0.675 per share in 2012)	(14,391)			(14,391)
Repurchase and cancellation of common shares, value (Note 8)	0
BALANCE, value at Dec. 31, 2011	434,213	54	520,261	(86,102)
BALANCE, shares at Dec. 31, 2011		5,357,224
Net loss for the year	(314,521)			(314,521)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	1,546	1	1,545
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 12)		105,316
Dividends declared and paid ($3.0 per share in 2010, $3.0 per share in 2011 and $0.675 per share in 2012)	(3,631)			(3,631)
Repurchase and cancellation of common shares, value (Note 8)	(861)	(1)	(860)
Repurchase and cancellation of common shares, shares (Note 8)		(61,730)
BALANCE, value at Dec. 31, 2012	$ 116,746	$ 54	$ 520,946	$ (404,254)
BALANCE, shares at Dec. 31, 2012		5,400,810